Deposits for Plant, Property and Equipment (Details) - Schedule of the deposits for plant, property and equipment - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of the Deposits for Plant Property and Equipment [Abstract]
Deposits for mining equipment	$ 62,935,074	$ 66,244,707
Less: impairment of deposits for mining equipment	(2,381,631)	(2,561,110)
Total	$ 60,553,443	$ 63,683,597